Earnings / (Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income / (Loss) :
Net income / (loss)	$ (45,515)	$ 20,628
Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	92,457,415	64,170,654
Basic earnings / (loss) per share	$ (0.49)	$ 0.32
Effect of dilutive securities:
Dillutive effect of non vested shares	0	298,206
Weighted average common shares outstanding, diluted	92,457,415	64,468,860
Diluted earnings / (loss) per share	$ (0.49)	$ 0.32
Earnings / (loss) per share
Number of anti-dilutive shares	956,500
Employee Stock Option
Earnings / (loss) per share
Number of anti-dilutive shares	104,250	104,250